UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington,  D.C.  20549"
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	"June 30, 2002"

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	"Arbor Capital Management, LLC"
Address:	One Financial Plaza
	"120 S. Sixth St., Ste. 1000"
	"Minneapolis, MN  55402"

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

"Signature, Place, and Date of Signing:"

/s/ Rick D. Leggott	"Minneapolis, MN"	7/1/2002
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

"[ ] 13F Notice (Check here if no holdings reported are in this report," and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:	961,508,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all "institutional investment managers with respect to which this report is filed, " other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    29332  1143565 SH       SOLE                   982527            161038
ADVANCED NEUROMODULATION SYSTE COM              00757T101     6625   217200 SH       SOLE                   187740             29460
ADVANCEPCS                     COM              00790K109    18056   754200 SH       SOLE                   648600            105600
ADVENT SOFTWARE                COM              007974108    10794   420000 SH       SOLE                   361300             58700
AEROPOSTALE INC.               COM              007865108     6377   233000 SH       SOLE                   200132             32868
AFFILIATED MANAGERS GROUP      COM              008252108    21396   347900 SH       SOLE                   298865             49035
AMERICAN HEALTHWAYS, INC.      COM              02649V104    11388   639800 SH       SOLE                   550502             89298
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108     5930   295600 SH       SOLE                   254969             40631
AMERICREDIT CORP               COM              03060R101     5394   192300 SH       SOLE                   165832             26468
AMSURG CORP-CL A               COM              03232P405    22494   856600 SH       SOLE                   736070            120530
AT ROAD INC.                   COM              04648K105     4795   777200 SH       SOLE                   672729            104471
BUCA INC.                      COM              117769109     6269   329100 SH       SOLE                   282828             46272
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    31753   947000 SH       SOLE                   814702            132298
CABOT MICROELECTRONICS CORP    COM              12709P103    14907   345400 SH       SOLE                   297100             48300
CATALINA MARKETING CORP        COM              148867104    11613   411500 SH       SOLE                   353900             57600
CERNER CORP.                   COM              156782104     7246   151500 SH       SOLE                   130300             21200
CHEESECAKE FACTORY INC         COM              163072101    15476   436200 SH       SOLE                   374792             61408
CHOICEPOINT INC                COM              170388102    23438   515451 SH       SOLE                   443754             71697
CHRISTOPHER & BANKS CORP       COM              171046105    21573   510000 SH       SOLE                   435560             74440
CIMA LABS INC                  COM              171796105     9691   401800 SH       SOLE                   345600             56200
COGNIZANT TECH SOLUTIONS CORP. COM              192446102     2757    51300 SH       SOLE                    45300              6000
COMPUTER PROGRAMS & SYSTEMS    COM              205306103     2280   105900 SH       SOLE                    91564             14336
COOPER COMPANIES INC           COM              216648402    13800   293000 SH       SOLE                   251700             41300
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    14991   437700 SH       SOLE                   376215             61485
CRYOLIFE INC.                  COM              228903100     9798   610100 SH       SOLE                   527020             83080
CYTYC CORPORATION              COM              232946103     1731   227200 SH       SOLE                   195200             32000
DIANON SYSTEMS INC             COM              252826102    12751   238700 SH       SOLE                   205187             33513
DIGITAL INSIGHT                COM              25385P106    13384   813600 SH       SOLE                   700020            113580
DREXLER TECHNOLOGY CORP        COM              261876106    10472   484800 SH       SOLE                   417692             67108
EMBARCADERO TECHNOLOGIES INC.  COM              290787100     3688   596800 SH       SOLE                   512633             84167
ENDOCARDIAL SOLUTIONS INC      COM              292962107     5450   718100 SH       SOLE                   617134            100966
EURONET WORLDWIDE INC          COM              298736109     6350   397100 SH       SOLE                   341600             55500
EXPEDITORS INTL WASH           COM              302130109    11593   349600 SH       SOLE                   302028             47572
EXPRESS SCRIPTS INC            COM              302182100    15309   305500 SH       SOLE                   262224             43276
FACTSET RESH SYS INC           COM              303075105    23456   787900 SH       SOLE                   681820            106080
GETTY IMAGES INC               COM              374276103    17333   796200 SH       SOLE                   684600            111600
HOT TOPIC INC                  COM              441339108    18414   689400 SH       SOLE                   592384             97016
HOTELS.COM                     COM              44147T108    28890   684100 SH       SOLE                   588700             95400
HPL TECHNOLOGIES INC           COM              40426C105    13860   920300 SH       SOLE                   791600            128700
ICU MEDICAL INC                COM              44930G107    18864   610500 SH       SOLE                   524858             85642
INFORMATION HOLDINGS INC.      COM              456727106    14667   601100 SH       SOLE                   517956             83144
INSIGHT ENTERPRISES INC        COM              45765U103    10920   433500 SH       SOLE                   372392             61108
INTERCEPT INC.                 COM              45845L107    13136   634000 SH       SOLE                   545400             88600
INVESTMENT TECHNOLOGY GROUP    COM              46145F105    27882   852650 SH       SOLE                   732598            120052
INVESTORS FINANCIAL SVCS CP    COM              461915100    29810   888800 SH       SOLE                   763720            125080
ITT EDUCATIONAL SERVICES INC   COM              45068B109    12413   569400 SH       SOLE                   489600             79800
KRISPY KREME DOUGHNUTS INC     COM              501014104     9004   279700 SH       SOLE                   240228             39472
LABRANCHE & CO                 COM              505447102    14977   654000 SH       SOLE                   562088             91912
MACROVISION CORP               COM              555904101     4911   374600 SH       SOLE                   321892             52708
MEDSOURCE TECHNOLOGIES INC     COM              58505Y103     5933   484306 SH       SOLE                   417103             67203
MERCURY COMPUTER SYSTEMS INC   COM              589378108     4734   228700 SH       SOLE                   196487             32213
MICREL INC                     COM              594793101     4044   281200 SH       SOLE                   241342             39858
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109    17703  1607900 SH       SOLE                  1381268            226632
NASSDA CORP                    COM              63172M101     5922   478700 SH       SOLE                   411256             67444
NETFLIX.COM INC                COM              64110L106     4698   335800 SH       SOLE                   288574             47226
NETSCREEN TECHNOLOGIES INC.    COM              64117V107     3954   430700 SH       SOLE                   369569             61131
O'REILLY AUTOMOTIVE INC.       COM              686091109     2756   100000 SH       SOLE                    85900             14100
O2MICRO INTERNATIONAL LTD      COM              G6797E106    10790  1042500 SH       SOLE                   894889            147611
ODYSSEY HEALTHCARE INC         COM              67611V101    25596   706100 SH       SOLE                   606743             99357
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    33921  1079600 SH       SOLE                   928194            151406
PAYPAL INC                     COM              704508100    15852   784700 SH       SOLE                   676500            108200
PEC SOLUTIONS INC              COM              705107100    13661   571100 SH       SOLE                   499214             71886
PHOTON DYNAMICS INC            COM              719364101    10044   334800 SH       SOLE                   287800             47000
PRACTICEWORKS INC.             COM              739419109     8042   435900 SH       SOLE                   374933             60967
RESOURCES CONNECTION INC.      COM              76122Q105    24375   903100 SH       SOLE                   776702            126398
RETEK INC.                     COM              76128q109    19649   808600 SH       SOLE                   694984            113616
SECURE COMPUTING               COM              813705100     7486   991500 SH       SOLE                   852062            139438
STRAYER EDUCATION INC          COM              863236105     5718    89900 SH       SOLE                    77691             12209
SURMODICS INC                  COM              868873100    29582  1138200 SH       SOLE                   977635            160565
THERASENSE INC                 COM              883381105    14155   766400 SH       SOLE                   660184            106216
TRIPOS INC                     COM              896928108     5679   260500 SH       SOLE                   223760             36740
VERISITY LTD.                  COM              M97385112     8859   510900 SH       SOLE                   438700             72200
WEBSENSE INC.                  COM              947684106    10918   427000 SH       SOLE                   367000             60000